Employees' Leaving Entitlement - Schedule of Expected Payments or Contributions to Defined Benefit Plan (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Within 1 year [member]
Disclosure of net defined benefit liability (asset) [line items]
Expected payments or contributions to defined benefit plan	€ 742	€ 1,154
Between 2 and 5 years [member]
Disclosure of net defined benefit liability (asset) [line items]
Expected payments or contributions to defined benefit plan	€ 3,263	€ 2,902